Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Expenses and Other Payables
11.	ACCRUED EXPENSES AND OTHER PAYABLES
The components of accrued expenses and other payables are as follows:

	December 31,
	2018	2019
	RMB	RMB	US$
VAT and surcharges payable	156,045	107,770	15,480
Payroll and welfare payable	574,389	495,711	71,204
Accrued rebates	880,624	683,915	98,238
Deposit from customers	80,385	43,283	6,217
Accrued expenses	571,625	915,978	131,572
Payable for purchase of fixed assets	27,132	23,847	3,425
Professional service fees	9,206	1,969	283
Payable for exercise of share-based awards	39,500	15,977	2,295
Operating lease liabilit ies - current portion	—	52,781	7,582
Others	101,042	76,207	10,947

	2,439,948	2,417,438	347,243